Non-controlling interests - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Profit (loss) allocated to non-controlling interests	$ (6,901)	$ (17,747)
Carrying amount of NCI	59,304	63,414
Non-Material Subsidiaries
Disclosure of subsidiaries [line items]
Profit (loss) allocated to non-controlling interests	(247)	(84)
Carrying amount of NCI	$ 3,039	$ 1,626